Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	330,000,000	330,000,000
Common stock, shares issued	3,552,223	859,000
Common stock, shares outstanding	3,552,223	859,000
Founders Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	4,371,000
Temporary equity, shares issued	0	433,000
Temporary equity, shares outstanding	0	433,000
Temporary equity, liquidation preference	$ 0	$ 2,080
Series A1 Preferred Stock [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	2,081,000
Temporary equity, shares outstanding	0	180,000
Temporary equity, liquidation preference	$ 0	$ 4,316
Series A2 Preferred Stock [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	1,665,000
Temporary equity, shares outstanding	0	106,000
Temporary equity, liquidation preference	$ 0	$ 4,454
Restatement [Member]
Common stock par value	$ 0.0001
Common stock, shares authorized	330,000,000
Common stock, shares issued	3,552,000
Common stock, shares outstanding	3,552,000